Acquisition of Anax Container Carrier S.A. (M/V Hyundai Prestige) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 11, 2013
Business Acquisition
Gain from bargain purchase	$ 0	$ 42,256	$ 0
Anax Container Carrier S.A.
Business Acquisition
Vessel				54,000
Above market acquired time charter				19,094
Identifiable assets				73,094
Purchase price				(65,000)
Gain from bargain purchase				$ 8,094